Revenue Recognition (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Spot Token Price [Member]
Revenue Recognition (Details) [Line Items]
Revenue	$ 438,000
Bitcoin Mining [Member]
Revenue Recognition (Details) [Line Items]
Revenue		$ 1,700,000